COLLATERAL AND CONTRACTUAL COMMITMENTS TO SUPPLIERS, ADVANCES FROM CUSTOMERS AND OTHERS (Tables)	12 Months Ended
Dec. 31, 2024
Collateral And Contractual Commitments To Suppliers Advances From Customers And Others
Schedule of commitments and contingent liabilities

	2024	2023

Collateral given for the Company’s own liabilities	566.5	581.0
Other commitments	1,275.8	1,146.8
	1,842.3	1,727.8

Commitments to suppliers - Property, plant and equipment and Intangibles	691.7	1,000.8
Commitments to suppliers - Inventory	46,943.0	38,391.0
	47,634.7	39,391.8

Schedule of future contractual commitments

	2024	2023

Less than 1 year	21,354.8	9,619.2
Between 1 and 2 years	12,333.2	9,536.3
More than 2 years	13,946.7	20,236.3
	47,634.7	39,391.8